Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Effect of Acquisitions on Consolidated Balance Sheet
Detailed information relating to goodwill is provided in
note 9 on pages 108 to 110.
The value of goodwill which is expected to be tax deductible is €
160
 million.

	€ million	€ million	€ million
	2019	2018	2017
Net assets acquired	771	815	2,423
Non-controlling interest	(25)	(17)	(50)
Goodwill	421	496	2,539

Total payment for acquisition	1,167	1,294	4,912
Exchange rate gain/(loss) on cash flow hedge	—	(100)	51

Total consideration	1,167	1,194	4,963

In 2019 the net assets acquired and total payment for acquisition
s
consist of:

€ million
2019
Intangible assets	787
Other non-current assets	37
Trade and other receivables	58
Other current assets	94
Non-current liabilities	(128)
Current liabilities	(77)

Net assets acquired	771
Non-controlling interest	(25)
Goodwill	421
Exchange rate gain/(loss) on cash flow hedges	—
Cash consideration	1,149
Deferred consideration	18
Total consideration	1,167

No contingent liabilities were acquired in the acquisitions described above
.

Summary of Impact of Disposals	The following table sets out the effect of the disposals in 2019, 2018 and 2017 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million	€ million	€ million
	2019	2018	2017
Goodwill and intangible assets	82	2,510	71
Other non-current assets	19	666	92
Current assets	15	261	10
Trade creditors and other payables	(12)	(107)	(8)

Net assets sold	104	3,330	165
(Gain)/loss on recycling of currency retranslation on disposal	—	(71)	66
Profit/(loss) on sale attributable to Unilever	65	4,331	332

Consideration	169	7,590	563

Cash	168	7,135	560
Cash balances of businesses sold	1	321	—
Non-cash items and deferred consideration	—	134	3

	169	7,590	563